Results for the year	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Results for the year
Results for the year
Net sales and rebates

Accounting policies
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a point in time, typically on delivery.

The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales.
Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Key accounting estimates of sales deductions and provisions for sales rebates
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations require use of significant judgement, as not all conditions are known at the time of sale, for example total sales volume to a given customer.

The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on currently available information. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.

Gross-to-net sales reconciliation
DKK million	2019	2018	2017

Gross sales	270,431	230,701	216,174

US Managed Care and Medicare	(84,202)	(65,207)	(53,077)
US wholesaler charge-backs	(33,772)	(29,469)	(28,324)
US Medicaid rebates	(14,365)	(11,950)	(12,491)
Other US discounts and sales returns	(8,280)	(6,606)	(5,771)
Non-US rebates, discounts and sales returns	(7,791)	(5,638)	(4,815)

Total gross-to-net sales adjustments	(148,410)	(118,870)	(104,478)

Net sales	122,021	111,831	111,696

Sales discounts and sales rebates are predominantly issued in the US. As such, rebates amount to 71% of gross sales in the US (68% in 2018 and 64% in 2017). Novo Nordisk sales are impacted by exchange rate changes. For developments in key currencies refer to note 4.3.

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, namely Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market shares thresholds. Rebates are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. A wholesaler charge-back represents the difference between the invoice price to the wholesaler and the indirect customer’s contract price. Accruals are calculated for estimated charge-backs using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days of the liability being incurred.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price increases, and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US discounts and sales returns
Other discounts are provided to wholesalers, hospitals, pharmacies, etc. They are usually linked to sales volume or provided as cash discounts. Accruals are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns are related to damaged or expired products.

Arrangements with certain healthcare providers may require Novo Nordisk to make refunds to the healthcare providers if anticipated treatment outcomes do not meet predefined targets.

Provisions for sales rebates
DKK million	2019	2018	2017

At the beginning of the year	25,760	20,374	20,063
Additional provisions, including increases to existing provisions	102,782	82,631	63,880
Amount paid during the year	(98,655)	(78,647)	(61,059)
Adjustments, including unused amounts reversed during the year	381	386	(117)
Effect of exchange rate adjustment	610	1,016	(2,393)

At the end of the year	30,878	25,760	20,374

Unsettled rebates are recognised as Provisions when the timing or amount is uncertain (note 3.7). Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs are netted against trade receivable balances. Provisions for sales rebates thus includes US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in a number of European countries and Canada.
Segment information

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.

Business segments
Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Biopharm, representing the entirety of the Group's operations.

The segments include research, development, manufacturing and marketing of products within the following areas:
- Diabetes and Obesity care: insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other serious chronic diseases.
- Biopharm: haemophilia, growth disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit consistent with the Consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to business segments.

There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a small number of corporate overhead costs are allocated systematically between the segments. Other operating income has been allocated to the two segments based on the same principle. Segment assets comprise the assets that are applied directly to the activities of the segment, including intangible assets, property, plant and equipment, inventories, trade receivables and other receivables and prepayments.

Business segments
DKK million	2019	2018	2017	2019	2018	2017	2019	2018	2017

Segment sales	Diabetes and Obesity care			Biopharm			Total

Long-acting insulin	20,776	20,844	22,174
- of which Tresiba®	9,259	8,035	7,327
- of which Xultophy®	2,210	1,614	729
- of which Levemir®	9,307	11,195	14,118
Premix insulin	10,578	10,194	10,749
- of which Ryzodeg®	993	714	492
- of which NovoMix®/NovoLog Mix®	9,585	9,480	10,257
Fast-acting insulin	19,303	19,353	20,124
- of which Fiasp®	1,243	590	99
- of which NovoRapid®/NovoLog®	18,060	18,763	20,025
Human insulin	9,036	9,265	9,793

Total insulin	59,693	59,656	62,840
Victoza®	21,934	24,333	23,173
Ozempic®	11,237	1,796	—
Rybelsus®	50	—	—

Total GLP-1	33,221	26,129	23,173
Other Diabetes care	4,247	4,250	4,302

Total Diabetes care	97,161	90,035	90,315
Obesity care (Saxenda®)	5,679	3,869	2,562

Diabetes and Obesity care total sales	102,840	93,904	92,877

Haemophilia				10,281	9,576	10,469
- of which NovoSeven®				8,119	7,881	9,206
- of which NovoEight®				1,525	1,354	1,103
Growth disorders (Norditropin®)				7,275	6,834	6,655
Other Biopharm				1,625	1,517	1,695

Biopharm total sales				19,181	17,927	18,819

Segment key figures
Total net sales	102,840	93,904	92,877	19,181	17,927	18,819	122,021	111,831	111,696
Cost of goods sold	16,309	14,716	15,014	3,779	2,901	2,618	20,088	17,617	17,632
Sales and distribution costs	28,729	26,396	25,475	3,094	3,001	2,865	31,823	29,397	28,340
Research and development costs	12,128	12,222	11,358	2,092	2,583	2,656	14,220	14,805	14,014
Administrative costs	3,346	3,266	3,143	661	650	641	4,007	3,916	3,784
Other operating income, net	309	538	466	291	614	575	600	1,152	1,041

Operating profit	42,637	37,842	38,353	9,846	9,406	10,614	52,483	47,248	48,967
Operating margin	41.5%	40.3%	41.3%	51.3%	52.5%	56.4%	43.0%	42.2%	43.8%
Depreciation, amortisation and impairment losses expensed	3,916	3,210	2,536	1,745	715	646	5,661	3,925	3,182
Additions to Intangible assets and Property, plant and equipment	9,644	9,219	7,565	1,518	3,107	2,226	11,162	12,326	9,791
Assets allocated to business segments	86,700	71,706	61,542	16,514	17,542	14,994	103,214	89,248	76,536
Non-allocated assets[1]							22,398	21,521	25,819
Total assets							125,612	110,769	102,355

1.
The part of total assets that remains unallocated to either of the two business segments includes investments in associated companies, deferred income tax assets, other financial assets, tax receivables, derivative financial instruments and cash at bank.

2.2 Segment information (continued)

Geographical areas
Novo Nordisk operates in two main commercial units:

•	International Operations

◦	Region Europe: the EU, EFTA, Albania, Bosnia-Herzegovina, Macedonia, Serbia, Montenegro and Kosovo

◦	Region AAMEO: countries in Africa, Asia, Middle East & Oceania

◦	Region China: Mainland China, Taiwan and Hong Kong

◦	Region Japan & Korea: Japan and South Korea

◦	Region Latin America: countries in South America, Central America and Mexico

•	North America Operations (the US and Canada)

Sales are attributed to geographical regions according to the location of the customer. Allocation of property, plant and equipment, trade receivables, allowance for trade receivables and total assets is based on the location of the assets.

The country of domicile is Denmark, which is part of Region Europe. Denmark is immaterial to Novo Nordisk’s activities in terms of geographical size and the operational business segments. 99.7% of total sales are realised outside Denmark. Of total property, plant and equipment, DKK 25,175 million is located in Denmark, where the Group's main production, filling, packaging, moulding and assembly facilities are located.

Net sales disclosures
Sales to external customers attributed to the US are collectively the most material to the Group. The US and Mainland China are the only territories where sales contribute 10% or more of total net sales.

In 2019, Novo Nordisk had three major wholesalers distributing products, representing 19%, 14% and 12% respectively of total net sales (20%, 13% and 13% in 2018 and 21%, 13% and 12% in 2017). Sales to these three wholesalers are within both Diabetes and Obesity care and Biopharm.

Net sales to be recognised from fulfilling existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, is expected to be DKK 544 million within 12 months (2018: DKK 767 million) and DKK 32 million thereafter (2018: DKK 742 million).

Net sales will be impacted by exchange rate fluctuations. Novo Nordisk has an accounting policy to recognise the income statement impact of foreign currency hedging within financial items. Please refer to notes 4.3, 4.4 and 4.9 for more details on hedging.

Geographical areas
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

	International Operations

DKK million	Total International Operations			Region Europe			Region AAMEO			Region China

Sales by business segment:
Long-acting insulin	9,035	7,942	7,416	4,720	4,282	3,895	1,526	1,281	1,229	1,059	814	694
- of which Tresiba®	3,477	2,764	2,345	1,685	1,246	966	406	337	261	87	16	2
- of which Xultophy®	1,493	1,085	567	1,266	1,007	560	146	58	7	—	—	—
- of which Levemir®	4,065	4,093	4,504	1,769	2,029	2,369	974	886	961	972	798	692
Premix insulin	9,707	8,862	8,959	1,595	1,701	1,878	2,961	2,606	2,686	4,306	3,783	3,555
- of which Ryzodeg®	993	714	492	68	56	26	429	275	183	4	—	—
- of which NovoMix®/NovoLog Mix®	8,714	8,148	8,467	1,527	1,645	1,852	2,532	2,331	2,503	4,302	3,783	3,555
Fast-acting insulin	10,304	9,332	9,156	4,732	4,558	4,366	2,622	2,194	2,261	1,753	1,450	1,253
- of which Fiasp®	617	357	91	585	357	91	27	—	—	—	—	—
- of which NovoRapid®/NovoLog®	9,687	8,975	9,065	4,147	4,201	4,275	2,595	2,194	2,261	1,753	1,450	1,253
Human insulin	7,361	7,348	7,856	1,380	1,580	1,770	2,230	2,065	1,922	2,847	2,821	3,096

Total insulin	36,407	33,484	33,387	12,427	12,121	11,909	9,339	8,146	8,098	9,965	8,868	8,598
Victoza®	7,249	6,240	5,708	3,967	3,720	3,451	1,005	841	858	898	521	309
Ozempic®	1,143	39	—	965	39	—	4	—	—	—	—	—
Rybelsus®	—	—	—	—	—	—	—	—	—	—	—	—

Total GLP-1	8,392	6,279	5,708	4,932	3,759	3,451	1,009	841	858	898	521	309
Other Diabetes care	3,389	3,360	3,359	562	579	605	691	675	754	1,647	1,672	1,566

Total Diabetes care	48,188	43,123	42,454	17,921	16,459	15,965	11,039	9,662	9,710	12,510	11,061	10,473
Obesity care (Saxenda®)	2,083	1,211	569	334	207	102	802	418	190	9	1	—

Diabetes and Obesity care total	50,271	44,334	43,023	18,255	16,666	16,067	11,841	10,080	9,900	12,519	11,062	10,473

Haemophilia	5,946	5,572	5,446	2,762	2,781	2,828	1,305	1,177	1,163	284	199	216
- of which NovoSeven®	4,502	4,424	4,597	1,767	1,944	2,245	1,130	1,049	1,097	269	194	215
- of which NovoEight®	1,143	1,046	788	790	776	551	146	109	52	15	5	1
Growth disorders	4,225	4,000	4,105	1,466	1,511	1,572	691	680	676	36	20	15
Other Biopharm	1,122	1,017	1,113	779	721	722	252	216	279	5	4	5

Biopharm total	11,293	10,589	10,664	5,007	5,013	5,122	2,248	2,073	2,118	325	223	236

Total sales by business and geographical segment	61,564	54,923	53,687	23,262	21,679	21,189	14,089	12,153	12,018	12,844	11,285	10,709

Total sales growth as reported	12.1%	2.3%	2.2%	7.3%	2.3%	2.5%	15.9%	1.1%	3.8%	13.8%	5.4%	2.4%

Property, plant and equipment	30,972	28,851	27,929	26,730	25,500	24,665	1,003	723	566	2,101	1,812	1,884
Trade receivables, net	10,508	9,884	9,423	3,611	3,388	3,273	3,595	3,237	3,468	1,760	1,841	1,541
Allowance for doubtful trade receivables	(1,471)	(1,358)	(1,262)	(196)	(241)	(223)	(967)	(866)	(823)	—	—	—
Total assets	85,541	80,420	81,743	67,007	64,327	65,600	6,729	5,635	5,876	6,820	6,003	5,927

Geographical areas (continued)
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017

	International Operations (continued)						North America Operations

DKK million	Region Japan & Korea			Region Latin America			Total			Of which the US

Sales by business segment:
Long-acting insulin	930	857	872	800	708	726	11,741	12,902	14,758	11,271	12,600	14,466
- of which Tresiba®	821	751	739	478	414	377	5,782	5,271	4,982	5,500	5,192	4,970
- of which Xultophy®	11	—	—	70	20	—	717	529	162	708	528	162
- of which Levemir®	98	106	133	252	274	349	5,242	7,102	9,614	5,063	6,880	9,334
Premix insulin	722	650	697	123	122	143	871	1,332	1,790	839	1,294	1,743
- of which Ryzodeg®	457	351	253	35	32	30	—	—	—	—	—	—
- of which NovoMix®/NovoLog Mix®	265	299	444	88	90	113	871	1,332	1,790	839	1,294	1,743
Fast-acting insulin	790	779	941	407	351	335	8,999	10,021	10,968	8,592	9,634	10,574
- of which Fiasp®	5	—	—	—	—	—	626	233	8	597	211	—
- of which NovoRapid®/NovoLog®	785	779	941	407	351	335	8,373	9,788	10,960	7,995	9,423	10,574
Human insulin	170	187	232	734	695	836	1,675	1,917	1,937	1,552	1,778	1,766

Total insulin	2,612	2,473	2,742	2,064	1,876	2,040	23,286	26,172	29,453	22,254	25,306	28,549
Victoza®	748	614	590	631	544	500	14,685	18,093	17,465	14,217	17,561	16,929
Ozempic®	—	—	—	174	—	—	10,094	1,757	—	9,599	1,634	—
Rybelsus®	—	—	—	—	—	—	50	—	—	50	—	—

Total GLP-1	748	614	590	805	544	500	24,829	19,850	17,465	23,866	19,195	16,929
Other Diabetes care	421	368	376	68	66	58	858	890	943	705	733	782

Total Diabetes care	3,781	3,455	3,708	2,937	2,486	2,598	48,973	46,912	47,861	46,825	45,234	46,260
Obesity care (Saxenda®)	282	175	—	656	410	277	3,596	2,658	1,993	3,348	2,446	1,828

Diabetes and Obesity care total	4,063	3,630	3,708	3,593	2,896	2,875	52,569	49,570	49,854	50,173	47,680	48,088

Haemophilia	560	557	681	1,035	858	558	4,335	4,004	5,023	4,031	3,723	4,852
- of which NovoSeven®	377	400	497	959	837	543	3,617	3,457	4,609	3,454	3,278	4,451
- of which NovoEight®	116	135	169	76	21	15	382	308	315	358	291	315
Growth disorders	1,746	1,538	1,579	286	251	263	3,050	2,834	2,550	3,035	2,823	2,543
Other Biopharm	84	72	104	2	4	3	503	500	582	247	262	348

Biopharm total	2,390	2,167	2,364	1,323	1,113	824	7,888	7,338	8,155	7,313	6,808	7,743

Total sales by business and geographical segment	6,453	5,797	6,072	4,916	4,009	3,699	60,457	56,908	58,009	57,486	54,488	55,831

Total sales growth as reported	11.3%	(4.5%)	(2.5%)	22.6%	8.4%	3.0%	6.2%	(1.9%)	(2.1%)	5.5%	(2.4%)	(2.4%)

Property, plant and equipment	436	201	146	702	615	668	19,579	13,040	7,318	19,531	13,023	7,298
Trade receivables, net	495	504	279	1,047	914	862	14,404	12,902	10,742	13,999	12,643	10,517
Allowance for doubtful trade receivables	(7)	(5)	(5)	(301)	(246)	(211)	(13)	(12)	(32)	(13)	(12)	(32)
Total assets	1,543	1,503	1,304	3,442	2,952	3,036	40,071	30,349	20,612	39,460	29,732	20,180

Research and development costs

Accounting policies
Novo Nordisk’s research and development is mainly focused on:

•Insulins, GLP-1s and other therapeutic new antidiabetic drugs for diabetes treatment.
•GLP-1s, combinations and new modes of action for Obesity care.
•Blood-clotting factors and new modes of action for haemophilia treatment.
•Human growth hormone for treatment of growth disorders.
•New modes of action including GLP-1 and stem cells for treatment of NASH, cardiovascular disease, chronic kidney disease and Parkinson's disease, among others.

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone.

Novo Nordisk expenses all research costs. In line with industry practice, internal and subcontracted development costs are also expensed as they are incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development activities are carried out by Novo Nordisk’s research and development centres, mainly in Denmark, the US, the UK and China. Research and development trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities. Impairment losses recognised on intangible assets not yet available for use related to research and development projects are presented in research and development costs.

2.3 Research and development costs (continued)

Certain research and development activities are recognised outside research and development costs:

•	Royalty expenses paid to partners after regulatory approval are expensed as cost of goods sold.

•	Royalty income received from partners is recognised as part of other operating income, net.

•	Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.

Research and development costs by business segment (note 2.2)
DKK million	2019	2018	2017

Diabetes and Obesity care	12,128	12,222	11,358
Biopharm	2,092	2,583	2,656

Total	14,220	14,805	14,014

Research and development costs
DKK million	2019	2018	2017

Employee costs (note 2.4)	5,968	6,288	5,848
Amortisation and impairment losses, intangible assets (note 3.1)	522	769	211
Depreciation and impairment losses, property, plant and equipment	783	468	525
(note 3.2)
Other research and development costs	6,947	7,280	7,430

Total research and development costs	14,220	14,805	14,014

As percentage of net sales	11.7%	13.2%	12.5%

Employee costs

Accounting policies
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.

Employee costs
DKK million	2019	2018	2017

Wages and salaries	25,335	25,259	23,869
Share-based payment costs (note 5.1)	363	414	292
Pensions – defined contribution plans	1,910	1,791	1,800
Pensions – defined benefit plans (note 3.6)	151	73	165
Other social security contributions	1,963	1,901	1,910
Other employee costs	2,203	2,087	2,102

Total employee costs for the year	31,925	31,525	30,138
Employee costs capitalised as intangible assets and property, plant and equipment	(1,314)	(1,500)	(1,435)
Change in employee costs capitalised as inventories	(139)	(105)	(91)

Total employee costs in the income statement	30,472	29,920	28,612

Included in the income statement:
Cost of goods sold	8,134	8,164	7,854
Sales and distribution costs	13,463	12,214	11,994
Research and development costs	5,968	6,288	5,848
Administrative costs	2,679	2,755	2,505
Other operating income, net	228	499	411

Total employee costs in the income statement	30,472	29,920	28,612

Average number of full-time employees	42,218	42,881	41,665
Year-end number of full-time employees	42,703	42,672	42,076
Employees (total)	43,258	43,202	42,682

Remuneration to Executive Management and Board of Directors
DKK million	2019	2018	2017

Salary and short-term incentive	120	102	74
Pension	26	22	18
Benefits	14	4	6
Long-term incentive[3]	40	22	7
Severance payments	—	28	—

Executive Management in total[1],[2]	200	178	105

Fee to Board of Directors[2]	19	17	16

Total	219	195	121

1.
Jesper Brandgaard retired from Novo Nordisk in April 2019. Until April 2020 Jesper Brandgaard will continue to provide certain services for Novo Nordisk. Remuneration of Jesper Brandgaard from January to April 2019 is included in the above table. A severance payment of DKK 27.7 million is included in the 2018 amounts.

2.	Total remuneration for registered members of Executive Management amounts to DKK 135 million (DKK 142 million in 2018 and DKK 74 million in 2017). All members of the Board of Directors are registered.

3.	Please refer to note 5.1 for further information.
Other operating income, net

Accounting policies
Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on future net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement. Income from the transfer of the right to use intellectual property may contain development or regulatory milestones (variable consideration) on which the income is recognised when the significant uncertainties in achieving the milestones are resolved, due to the significant uncertainties inherent in the development of pharmaceutical products.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as other operating income. Other operating income also includes income from sale of intellectual property rights.
Income taxes and deferred income taxes

Income taxes

Accounting policies
The tax expense for the period comprises current and deferred tax as well as interest on tax cases ongoing or settled during the year. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income.

Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Management judgement regarding recognition of deferred income tax assets and provisions for uncertain tax positions
Novo Nordisk is subject to income taxes around the world. Significant judgement and estimates are required in determining the worldwide accrual for income taxes, deferred income tax assets and liabilities and provisions for uncertain tax positions.

Novo Nordisk recognises deferred income tax assets if it is probable that sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised.

Management has considered future taxable income and applied its judgement in assessing whether deferred income tax assets should be recognised.

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management judgement is applied to assess the possible outcome of such disputes. The 'most probable outcome' method is applied when making provisions for uncertain tax positions, and Novo Nordisk considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

Swiss tax reform
In 2019, a tax reform was passed in Switzerland. The tax reform has a minor positive impact on the effective tax rate in 2019, driven by a non-recurring increase to deferred tax assets.

Income taxes expensed
DKK million	2019	2018	2017

Current tax on profit for the year	11,275	10,469	10,562
Deferred tax on profit for the year	(1,559)	(1,007)	182

Tax on profit for the year	9,716	9,462	10,744
Current tax adjustments recognised for prior years	(191)	(522)	(425)
Deferred tax adjustments recognised for prior years	77	47	231

Income taxes in the income statement	9,602	8,987	10,550

Tax on other comprehensive income for the year, (income)/expense	231	(755)	1,041

DKK million	2019	2018	2017

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate (net)	(2.1%)	(1.9%)	0.0%
Non-taxable income less non-tax-deductible expenses (net)	0.1%	(0.2%)	0.1%
Others, including adjustment of prior years	(0.2%)	(1.0%)	(0.4%)

Effective tax rate	19.8%	18.9%	21.7%

The impact of the deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate is mainly driven by Swiss business activities.

Income taxes paid
DKK million	2019	2018	2017

Income taxes paid in Denmark for current year	7,774	6,640	6,798
Income taxes paid outside Denmark for current year	2,258	2,376	2,639
Income taxes paid/repayments relating to prior years	904	598	(336)

Total income taxes paid	10,936	9,614	9,101

2.6 Income taxes and deferred income taxes (continued)

Deferred income taxes

Accounting policies
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 315 million for 2019 (DKK 367 million in 2018).

The value of future tax deductions in relation to share programmes is recognised as deferred tax, until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total

2019
Net deferred tax asset/(liability) at 1 January	(703)	(564)	973	2,402	667	—	2,775
Change in accounting policy, leases	(865)	—	—	865	—		—
Income/(charge) to the income statement	(5)	(155)	820	133	689		1,482
Income/(charge) to other comprehensive income	—	—	18	47	(296)		(231)
Income/(charge) to equity	—	—	—	—	18		18
Disposal of subsidiaries	—	—	—	(18)	—		(18)
Effect of exchange rate adjustment	(18)	1	—	23	9		15

Net deferred tax asset/(liability) at 31 December	(1,591)	(718)	1,811	3,452	1,087	—	4,041

Classified as follows:
Deferred tax asset at 31 December	769	58	3,428	3,580	1,843	(5,557)	4,121
Deferred tax liability at 31 December	(2,360)	(776)	(1,617)	(128)	(756)	5,557	(80)

2018
Net deferred tax asset/(liability) at 1 January	(868)	(500)	833	1,658	(28)	—	1,095
Income/(charge) to the income statement	199	(67)	177	763	(112)		960
Income/(charge) to other comprehensive income	—	—	(37)	(22)	814		755
Income/(charge) to equity	—	—	—	—	(15)		(15)
Effect of exchange rate adjustment	(34)	3	—	3	8		(20)

Net deferred tax asset/(liability) at 31 December	(703)	(564)	973	2,402	667	—	2,775

Classified as follows:
Deferred tax asset at 31 December	694	52	2,490	2,403	833	(3,579)	2,893
Deferred tax liability at 31 December	(1,397)	(616)	(1,517)	(1)	(166)	3,579	(118)

The total tax value of unrecognised tax loss carry-forwards amounts to DKK 144 million in 2019 (DKK 90 million in 2018).